Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

20. Subsequent Events

CFO Appointment

On July 2, 2025, Mr. Dean Ditto was appointed to serve as Banzai International, Inc.’s (the “Company”) Chief Financial Officer, effective immediately. Mr. Ditto replaces Interim Chief Financial Officer, Alvin Yip. There are no family relationships between Mr. Ditto and any of the Company’s directors or other executive officers. There is no arrangement or understanding between Mr. Ditto and any other person pursuant to which Mr. Ditto was selected as Chief Financial Officer. There have been no transactions involving Mr. Ditto that would be required to be disclosed by Item 404(a) of Regulation S-K.

1800 Diagonal Note Conversions

On July 22, 2025, the Company received a notice of conversion from 1800 Diagonal electing to convert $53,664 outstanding of the December 1800 Diagonal Note pursuant to the terms of the December 1800 Diagonal Note, issuing 19,986 shares of Class A Common Stock at a conversion price of $2.685.

On July 23, 2025, the Company received a notice of conversion from 1800 Diagonal electing to convert $18,888 outstanding of the September 1800 Diagonal Note pursuant to the terms of the September 1800 Diagonal Note, issuing 7,034 shares of Class A Common Stock at a conversion price of $2.685.

On August 11, 2025, the Company received a notice of conversion from 1800 Diagonal electing to convert $71,052 outstanding of the February 1800 Diagonal Note pursuant to the terms of the February 1800 Diagonal Note, issuing 32,780 shares of Class A Common Stock at a conversion price of $2.167.

July 1800 Diagonal Note

On July 23, 2025, the Company entered into a Securities Purchase Agreement with 1800 Diagonal, in connection with the issuance of a convertible promissory note, in the aggregate principal amount of $295,550. The maturity date of the note is May 30, 2026. The note was issued with an approximately thirteen percent (13%) original issue discount and bears interest at an annual rate of twelve percent (12%).

The Company shall repay the note in installments, beginning on January 30, 2026, and continuing monthly through May 30, 2026 (each, an “Installment Date”) in an amount equal to the sum of (i) $165,508 of principal in respect to the first Installment Date, and $41,377 in respect of each following monthly Installment Date, respectively (or the outstanding principal if less than such amount).

The Note is convertible into shares of the Company’s Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”) at a conversion price equal to 75% of the Market Price (as defined within the agreement), but only on an event of default.

Yorkville Advanced Notice Settlements

Between July 1, 2025 and August 7, 2025, the Company settled Advance Notices received subsequent to June 30, 2025, by selling an aggregate of 880,000 shares of Class A Common Stock to Yorkville for an aggregate total purchase price of approximately $3,102,000.

22. Subsequent Events

Hudson Global Ventures, LLC Consulting Services Agreement

On January 3, 2025, the Company issued 15,000 restricted shares of its Common Stock, partially in exchange for the business advisory services outlined in the Consulting Agreement with Hudson Global Ventures, LLC, a Nevada limited liability company.

CP BF Pre-Funded Warrant Exercise

On January 7, 2025, the Company issued 4 shares of Class A Common Stock for exercise of four (4) pre-funded warrants under the CP BF Pre-Funded Warrant, to CP BF. Refer to Note 11.

Yorkville Advanced Notice Settlements

On January 3, 2025, the Company settled its outstanding obligation to sell shares of Class A Common Stock related to the fourth Advance Notice issued to Yorkville on December 30, 2024 (see Note 17 and Note 18) pursuant to the SEPA. After adjustments to the number of shares originally requested pursuant to the terms of the SEPA, the Company settled the Advance Notice by selling a total of 3,049 shares of Class A Common Stock to Yorkville for a total purchase price of approximately $48,000.

Between January 10, 2025 and April 9, 2025, the Company settled the fifth through twenty-second Advance Notices received subsequent to December 31, 2024, by selling an aggregate of 551,631 shares of Class A Common Stock to Yorkville for an aggregate total purchase price of approximately $7,097,921.

RSU Issuance to Executives

On January 21, 2025, the Company issued 33,777 RSUs to executives as part of the Company’s fiscal 2024 bonus plan, following Board approvals.

Convertible promissory note issuance to YA II PN, LTD.

On January 30, 2025, the Company entered into a convertible promissory note (the “Note”) with Yorkville, in principal amount of $3,500,000 as an advance under the outstanding SEPA entered into on December 14, 2023. The maturity date of the note is July 31, 2025, and may be extended at the option of the Company. The note was issued with a ten percent (10%) original issue discount and bears interest at an annual rate of (i) zero percent (0%) for the first ninety (90) days following issuance, (ii) six percent (6%) thereafter, and (iii) upon the occurrence of an event of default, the interest rate shall increase to an annual rate of eighteen percent (18%) so long as the event or events of default remain uncured. Interest will be calculated on a 365-day year and the actual number of days elapsed.

The Company shall repay the note in installments, beginning on February 28, 2025, and continuing on March 31, 2025, and on April 30, 2025 (each, an “Installment Date”) in an amount equal to the sum of (i) $1,500,000 of principal in respect to the first two Installment Dates, and $500,000 in respect of the third Installment Date (or the outstanding principal if less than such amount), plus (ii) a payment premium (in an amount equal to 4% of the principal amount being paid), and (iii) accrued and unpaid interest as of each installment date.

The Note is convertible into shares of the Company’s Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”) at a conversion price of $2.00 per share (the “Conversion Price”). The lender may elect to convert part or all of the outstanding balance of the Note at any time or from time to time after the issuance date. The Company may redeem the outstanding amount at any time, in whole or in part, subject to a 4% premium, provided that (i) the Company provides the lender with at least ten (10) trading days’ prior written notice (each, a “Redemption Notice”) of its desire to redeem the outstanding amount (an “Optional Redemption”), and (ii) on the date the Redemption Notice is issued, the VWAP of the Class A Common Stock is less than the Conversion Price.

Acquisition of Vidello

On January 31, 2025, the Company closed a previously announced merger with Vidello Limited (“Vidello”), a private limited company registered in England and Wales (the “Vidello Merger”), pursuant to an Merger Agreement (the “Vidello Merger Agreement”), dated December 19, 2024, by and among Vidello, and certain shareholders of Vidello (the “Vidello Shareholders”). At the closing, Vidello Shareholders transferred all the outstanding shares of Vidello to the Company, and Vidello became a direct and wholly owned subsidiary of the Company. At the closing, the Company paid to the Vidello Shareholders, $2,745,031 in cash (the “Vidello Cash Consideration”), whereby $2,500,000 are withheld for indemnification expenses and other holdback provisions in accordance with the Vidello Merger Agreement, and issued 89,820 shares of Class A Common Stock (the “Share Consideration”, together with the Cash Consideration, the “Vidello Closing Consideration”). The Company’s primary reason for acquiring Vidello was to enhance revenue growth and strengthen the Company’s competitive market position through cross selling opportunities.

In connection with and as a condition of closing pursuant to the Vidello Merger Agreement, the Company executed and delivered to each Vidello Shareholder a lock-up agreement (the “Vidello Lock-Up Agreement”), pursuant to which, the shares of Class A Common Stock and any other securities convertible or exercisable into the shares of Class A Common Stock beneficially owned by them, during the 180-day period following the closing of the Vidello Merger, not to complete any Prohibited Transfer (as defined in the Vidello Merger Agreement).

Immediately prior to the closing of the Vidello Merger, the directors, and officers of Vidello tendered their resignation, effective at the closing. Pursuant to the Vidello Merger Agreement, the CEO of the Company shall be the sole member of the board of directors of Vidello effective upon the closing of the Vidello Merger.

The Company has begun the process to determine the accounting for the acquisition, including identification of the accounting acquirer and whether the acquisition will be accounted for as a business combination. The Company has begun the process to determine the purchase price allocation for the assets and liabilities including estimating the fair values of intangible and tangible assets. These estimates have not been completed due to the timing and complexity of obtaining information and calculating such amounts.

Acquisition of Act-On Software

On January 22, 2025, the Company entered into an Agreement and Plan of Merger (the “AO Merger Agreement”) with Act-On Software Inc., a Delaware corporation (“Act-On”), and Banzai Passage Inc., a Delaware corporation and wholly owned subsidiary of Banzai (“Passage”) that was formed solely for purposes of consummating the transactions contemplated in the AO Merger Agreement (the “AO Merger”). Pursuant to the AO Merger Agreement, subject to the satisfaction or waiver of the conditions set forth therein, upon closing of the AO Merger (the “Closing”), Act-On will merge with and into Passage, with Act-On surviving the AO Merger (the “AO Surviving Entity”), thereafter being a direct, wholly owned subsidiary of Banzai. The AO Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended. Although the Company cannot guarantee that the Act On Merger will close, the Company expects to close the transaction in Q2 2025. The Company’s primary reason for acquiring Act-On was to enhance revenue growth and strengthen the Company’s competitive market position through cross selling opportunities.

Subject to the terms and conditions of the AO Merger Agreement, at the effective time of the Merger (the “AO Effective Time”), the aggregate merger consideration to be issued to Act-On Stockholders and certain Management Employees (as defined in the AO Merger Agreement) shall be a total of approximately $35,050,000, payable in cash and in shares of our Class A Common Stock, subject to adjustment as set forth in the AO Merger Agreement (the “AO Merger Consideration”). The adjustments to the AO Merger Consideration in the AO Merger Agreement include a customary working capital adjustment based on the amount by which certain working capital items at closing are greater or less than the target working capital as defined in the AO Merger Agreement. In addition to the AO Merger Consideration, at the AO Effective Time, we will fully pay off a certain loan owed to a certain lender of Act-On as of the AO Closing (the “Payoff Amount”) and the out-of-pocket expenses incurred by Act-On in connection with the AO Merger (the “Transaction Expenses”) in cash to Act-On Stockholders, and issue a number of shares of Class A Common Stock (the “AO Share Consideration”) (or pre-funded warrants in lieu thereof, the “AO Pre-Funded Warrants”) to Act-On Stockholders and Management Employees that equal to the quotient of $33,200,000 divided by the average of the daily volume-weighted average trading prices of Class A Common Stock for the consecutive five (5) Trading Days (as defined in the AO Merger Agreement) immediately prior to and including the Trading Day immediately preceding the date of closing (the “AO Closing Date”) (the “Banzai 5-Day VWAP”).

Notwithstanding anything in the AO Merger Agreement to the contrary, Banzai shall not issue any shares of Class A Common Stock, to the extent that the issuance of shares of Class A Common Stock as AO Share Consideration would result in the Act-On Stockholders and Management Employees receiving an aggregate number of shares of Class A Common Stock exceeding 19.99% of the total shares of Class A Common Stock and shares of Class B Common Stock issued and outstanding immediately prior to the AO Effective Time (the “Nasdaq Ownership Limitation”). In addition, notwithstanding anything in the AO Merger Agreement and AO Pre-Funded Warrants to the contrary, Banzai shall not issue any shares of Class A Common Stock, to the extent that any issuance of the shares of Class A Common Stock as AO Share Consideration would result in an Act-On Stockholder or a Management Employee, together with its affiliates, beneficially owning (as determined in accordance with Section 13(d) of the Exchange Act and the rules promulgated thereunder) more than 4.99% of the Class A Common Stock issued and outstanding immediately following such issuance (the “Beneficial Ownership Limitation” and, together with Nasdaq Ownership Limitation, the “Ownership Limitations”). If and to the extent either of the Ownership Limitations prevents Banzai from issuing AO Share Consideration comprised exclusively of shares of Class A Common Stock, then Banzai instead will issue as AO Share Consideration (i) the maximum number of shares of Class A Common Stock that may be issued without exceeding either Ownership Limitation, and (ii) AO Pre-Funded Warrants exercisable for the number of shares of Class A Common Stock the issuance of which was prevented by application of the Ownership Limitations.

Some of the shares of Class A Common Stock and AO Pre-Funded Warrants will be issued to the Management Employees under Banzai’s 2023 equity incentive plan, as amended, pursuant to the registration statement on Form S-8, as amended (File No. 333-278218) and some of the shares of Class A Common Stock and AO Pre-Funded Warrants will be issued to certain Act-On Stockholders and Management Employees in reliance upon exemption provided by Rule 506(b) of Regulation D promulgated thereunder of the Securities Act, pursuant to a subscription booklet (the “Subscription Booklet”).

Each AO Pre-Funded Warrant shall have an exercise price of $0.001 per each share of Class A Common Stock issuable thereunder. The AO Pre-Funded Warrants will be registered in Banzai’s books and will not be listed for trading on any stock exchange or trading market. The terms of the AO Pre-Funded Warrants will provide that Banzai shall not issue shares of Class A Common Stock to any holder of a AO Pre-Funded Warrant upon the exercise thereof to the extent that after giving effect to such issuance, such holder would beneficially own a number of shares of Class A Common Stock in excess of the Nasdaq Ownership Limitation. Notwithstanding the foregoing, the Nasdaq Ownership Limitation shall not apply following the receipt of the Banzai stockholder approval contemplated by Rule 5635 of the Nasdaq listing rules with respect to the issuance of shares of Class A Common Stock upon exercise of the AO Pre-Funded Warrants in excess of the Nasdaq Ownership Limitation (the “AO Stockholder Approval”). The AO Pre-Funded Warrants also contain a beneficial ownership limitation that provides that the Company shall not effect any exercise of the AO Pre-Funded Warrants, and the holders of the AO Pre-Funded Warrants shall not have the right to exercise any portion of the AO Pre-Funded Warrants, to the extent that after giving effect to such issuance after exercise, the holder would beneficially own in excess of the Beneficial Ownership Limitation.

Following the Closing, Banzai will convene and hold a special meeting of its stockholders to obtain the AO Stockholder Approval (the “AO Special Meeting”). In connection with the AO Special Meeting, on January 22, 2025, Joseph P. Davy, Banzai’s Chief Executive Officer, who holds approximately 78.55% of Banzai’s total voting power as of the date of the AO Merger Agreement, entered into a Voting and Support Agreement, with Banzai (the “Voting and Support Agreement”) that obligates him to vote all the shares of Class B Common Stock beneficially owned by him in favor of the AO Stockholder Approval.

Pursuant to the AO Merger Agreement, Banzai will withhold from the AO Share Consideration a number of shares of Class A Common Stock equal to the quotient of $2,000,000 divided by the Banzai’s 5-Day VWAP, as adjusted pursuant to the AO Merger Agreement (the “Indemnification Holdback Amount”), as security for the obligations of Act-On Stockholders pursuant to the AO Merger Agreement. The Indemnification Holdback Amount shall be held for a period of twelve (12) months following the Closing Date (the “Indemnification Holdback Period”) and shall be released to Act-On Stockholders and Management Employees (in accordance with the Allocation Schedule) within ten (10) business days of the expiration of the Indemnification Holdback Period. The released aggregate amount shall be equal to (a) the Indemnification Holdback Amount, as allocated to Act-On Stockholders and Management Employees in accordance with the Allocation Schedule, less (b) any amounts set off against the Indemnification Holdback Amount pursuant to the AO Merger Agreement. The Indemnification Holdback amount shall be held by the Transfer Agent for the benefit of Act-On Stockholders and Management Employees and shall be released to Act-On Stockholders and Management Employees pursuant to the terms of a certain share consideration escrow agreement (the “Escrow Agreement”) by and among Banzai, Act-On, each of Act-On Stockholders and Management Employees and Continental Stock Transfer & Trust Company, a New York limited purpose trust company (the “Escrow Agent”).

On or prior to the consummation of the AO Merger, parties will enter into the Escrow Agreement, pursuant to which, the Escrow Agent shall hold, for the benefit of Banzai, the Indemnification Holdback Amount. The Escrow Agent shall administer the Indemnification Holdback Amount in accordance with the written instructions jointly provided by Banzai and Act-On to the Escrow Agent to release the Indemnification Holdback Amount, or any portion thereof, as set forth in such instruction.

On or prior to the consummation of the AO Merger, Banzai shall execute and deliver to the Act-On Stockholders and Management Employees a registration rights agreement (the “AO Registration Rights Agreement”), pursuant to which, among other things, Banzai will agree to register for resale, within five (5) Business Days (as defined in the AO Merger Agreement) following the AO Closing, on an applicable registration statement under the Securities Act, the shares of Class A Common Stock, to be issued to the Act-On Stockholders and Management Employees pursuant to the AO Merger Agreement and the shares of Class A Common Stock issuable upon exercise of the AO Pre-Funded Warrants.

The Closing of the AO Merger by each of Banzai, Merger Sub, and Act-On is subject to customary conditions, including (1) (A) adoption of the AO Merger Agreement by the Act-On Stockholders that hold the requisite percentage necessary to approve the AO Merger under Act-On’s Amended and Restated Certificate of Incorporation and (B) approval of the AO Transaction by Banzai’s board of directors, (2) authorization for listing on the Nasdaq Capital Market of the shares of Class A Common Stock to be issued in the AO Merger, subject to official notice of issuance, and (3) the absence of any order, injunction, decree or other legal restraint preventing the completion of the AO Merger or making the completion of the AO Merger illegal. Each party’s obligation to complete the AO Merger is also subject to certain additional customary conditions, including subject to certain exceptions, the accuracy of the representations and warranties of the other party and performance in all material respects by the other party of its obligations under the AO Merger Agreement. The AO Merger Agreement also contains customary representations, warranties, and indemnities of Banzai and Act-On.

Shares of Class A Common Stock issued to Winterberry

On February 4, 2025 the Company issued 3,000 shares to Verista Partners, Inc., aka Winterberry Group, one of its Creditors, in exchange for the cancellation of a portion of the total outstanding debt, in the amount of $16,666, pursuant to the Debt Reorganization.

NASDAQ Notice

As previously reported, the Company had a hearing before the Nasdaq Hearings Panel (the “Panel”) on September 19, 2024. On September 26, 2024, Nasdaq provided the Company with its determination to phase the Company down from the Nasdaq Global Market to the Nasdaq Capital Market (the “Exchange”) and grant the Company an extension until January 31, 2025 to demonstrate compliance with Nasdaq’s listing rules, so long as the company applies to list on the Nasdaq Capital Market on or before October 7, 2024 and demonstrates compliance with Listing Rules 5550(a)(2), 5550(a)(5) and 5550(b)(1) on or before January 31, 2024. On February 12, 2025, the Company received a letter from the Nasdaq Stock Market LLC, Office of the General Counsel that Nasdaq’s Listing Qualifications staff confirmed that the Company has demonstrated compliance with all of the Nasdaq Stock Market’s listing requirements and therefore the Company’s securities will remain listed on the Exchange.

Bridge Note Issuance to Agile Lending, LLC

On March 31, 2025, the Company issued a subordinated secured promissory note (the “March Agile Note”) for an aggregate principal amount of $4,000,000 and received $2,044,105 of proceeds, net of administrative agent fees of $200,000 paid to the collateral agent, and net of payments to Agile Lending, LLC of $1,755,895 in respect to early prepayment of the remaining outstanding balance of the December Agile Note, with a maturity date on the March Agile Note of November 12, 2025. The March Agile Note bears interest at a rate of 44%, and interest will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the March Agile Note commencing on and including the effective date pursuant to the March Agile Note Agreement’s weekly repayment and amortization schedule.